Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 72.9	$ 73.6	$ 70.5
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge		10.00%	5.00%
Multiemployer Plans Withdrawal Obligation	$ 39.0	$ 31.0
Noncurrent Regulatory Assets	5,625.5	5,140.3
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	20.0	14.0
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.3	$ 7.2	$ 7.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge	10.00%	5.00%
Noncurrent Regulatory Assets	$ 1,121.1	$ 1,154.2
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 10.9	10.6	10.5
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 916.6	804.3
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.6	5.4	5.2
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 1,107.5	1,113.0
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 4.3	4.2	4.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 340.2	214.8
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.7	5.7	5.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 551.2	415.8
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,915.8	4,832.7
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	5,085.8	4,992.9	5,224.9
Accumulated Benefit Obligation	4,915.8	4,832.7
Fair Value of Plan Assets	4,827.3	4,767.6	4,967.5
Underfunded Status, Accumulated Benefit Obligation	(88.5)	(65.1)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	98.2
Components of Net Periodic Benefit Cost
Service Cost	85.8	93.5	71.9
Interest Cost	211.6	205.3	221.0
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5
Amortization of Net Actuarial Loss	83.8	107.1	124.0
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8
Capitalized Portion	(37.8)	(48.4)	(52.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	65.4	84.9	105.6
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	84.2
Prior Service Cost (Credit)	1.0
Total Estimated 2017 Amortization	85.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	85.2
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	332.6
2018	335.6
2019	344.5
2020	351.2
2021	364.4
Years 2022 to 2026, in Total	1,841.2
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.3	641.9
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	654.0	653.4	702.8
Accumulated Benefit Obligation	641.3	641.9
Fair Value of Plan Assets	606.4	603.2	642.3
Underfunded Status, Accumulated Benefit Obligation	(34.9)	(38.7)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	10.2
Components of Net Periodic Benefit Cost
Service Cost	8.1	8.7	7.0
Interest Cost	27.2	26.7	29.6
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2
Amortization of Net Actuarial Loss	10.8	13.9	16.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5
Capitalized Portion	(4.1)	(5.5)	(6.8)
Net Periodic Benefit Cost (Credit) Recognized in Expense	6.8	9.0	12.7
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	10.7
Prior Service Cost (Credit)	0.2
Total Estimated 2017 Amortization	10.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	10.9
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	43.2
2018	42.9
2019	43.8
2020	44.5
2021	46.0
Years 2022 to 2026, in Total	231.2
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	588.8	571.7
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	611.6	591.5	617.9
Accumulated Benefit Obligation	588.8	571.7
Fair Value of Plan Assets	586.1	570.0	591.7
Underfunded Status, Accumulated Benefit Obligation	(2.7)	(1.7)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	13.6
Components of Net Periodic Benefit Cost
Service Cost	12.2	12.9	10.0
Interest Cost	25.3	24.5	26.3
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2
Amortization of Net Actuarial Loss	10.0	12.6	14.6
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1
Capitalized Portion	(3.3)	(4.0)	(4.6)
Net Periodic Benefit Cost (Credit) Recognized in Expense	10.7	13.6	15.5
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	10.0
Prior Service Cost (Credit)	0.2
Total Estimated 2017 Amortization	10.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	10.2
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	35.7
2018	35.9
2019	38.6
2020	38.7
2021	40.2
Years 2022 to 2026, in Total	216.5
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	478.0	484.2
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	492.9	497.5	526.3
Accumulated Benefit Obligation	478.0	484.2
Fair Value of Plan Assets	473.8	472.1	498.5
Underfunded Status, Accumulated Benefit Obligation	(4.2)	(12.1)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	7.6
Components of Net Periodic Benefit Cost
Service Cost	6.5	6.7	5.2
Interest Cost	20.6	20.3	22.1
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2
Amortization of Net Actuarial Loss	8.1	10.5	12.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4
Capitalized Portion	(3.4)	(4.8)	(5.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	4.3	5.4	7.9
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	8.1
Prior Service Cost (Credit)	0.1
Total Estimated 2017 Amortization	8.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	8.2
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	35.8
2018	35.7
2019	35.8
2020	36.1
2021	35.4
Years 2022 to 2026, in Total	172.6
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	254.2	254.4
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	266.7	265.4	285.4
Accumulated Benefit Obligation	254.2	254.4
Fair Value of Plan Assets	266.0	262.1	275.5
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	5.5
Components of Net Periodic Benefit Cost
Service Cost	6.2	6.4	5.2
Interest Cost	11.2	10.9	12.1
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3
Amortization of Net Actuarial Loss	4.4	5.7	6.7
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7
Capitalized Portion	(2.4)	(2.8)	(3.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	4.2	5.3	6.4
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.4
Prior Service Cost (Credit)	0.0
Total Estimated 2017 Amortization	4.4
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	4.4
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	19.6
2018	19.3
2019	20.3
2020	20.4
2021	21.9
Years 2022 to 2026, in Total	106.7
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	281.5	269.3
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	296.6	282.8	298.2
Accumulated Benefit Obligation	281.5	269.3
Fair Value of Plan Assets	287.3	280.6	290.2
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	8.7
Components of Net Periodic Benefit Cost
Service Cost	8.1	8.3	6.6
Interest Cost	12.4	11.8	12.7
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3
Amortization of Net Actuarial Loss	4.8	6.0	7.1
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3
Capitalized Portion	(2.7)	(3.2)	(3.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	6.5	7.2	7.9
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.9
Prior Service Cost (Credit)	0.0
Total Estimated 2017 Amortization	4.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	4.9
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	20.1
2018	21.3
2019	22.0
2020	22.6
2021	23.6
Years 2022 to 2026, in Total	122.2
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,846.0	4,757.1
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,846.0	4,757.1
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.0	641.4
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.0	641.4
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	588.5	571.3
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	588.5	571.3
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	478.0	484.1
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	478.0	484.1
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	252.0	252.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	252.0	252.0
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	279.8	267.7
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	279.8	267.7
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	69.8	75.6
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	69.8	75.6
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.3	0.5
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.3	0.5
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.3	0.4
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.3	0.4
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.0	0.1
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.0	0.1
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.2	2.4
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2.3	2.6
Accumulated Benefit Obligation	2.2	2.4
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(2.2)	(2.4)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.7	1.6
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1.7	1.7
Accumulated Benefit Obligation	1.7	1.6
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(1.7)	(1.6)
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,447.4	1,450.6	1,439.0
Fair Value of Plan Assets	1,545.9	1,577.4	1,693.9
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	4.3
Components of Net Periodic Benefit Cost
Service Cost	10.2	12.2	14.2
Interest Cost	60.9	56.8	67.2
Expected Return on Plan Assets	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	(73.5)	(92.3)	(76.8)
Capitalized Portion	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	(46.6)	(58.8)	(51.5)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	34.4
Prior Service Cost (Credit)	(69.0)
Total Estimated 2017 Amortization	(34.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(34.6)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	137.0
2018	138.2
2019	138.3
2020	139.7
2021	141.1
Years 2022 to 2026, in Total	718.0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.3
2018	0.3
2019	0.3
2020	0.3
2021	0.3
Years 2022 to 2026, in Total	1.7
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	255.6	262.2	267.1
Fair Value of Plan Assets	246.9	256.7	280.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	2.4
Components of Net Periodic Benefit Cost
Service Cost	1.0	1.1	1.4
Interest Cost	10.8	10.3	12.8
Expected Return on Plan Assets	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	(10.2)	(13.1)	(9.8)
Capitalized Portion	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(6.3)	(8.1)	(6.4)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	5.8
Prior Service Cost (Credit)	(10.0)
Total Estimated 2017 Amortization	(4.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(4.2)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	25.4
2018	25.6
2019	25.2
2020	25.2
2021	25.1
Years 2022 to 2026, in Total	122.7
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.2
2018	0.2
2019	0.2
2020	0.2
2021	0.2
Years 2022 to 2026, in Total	1.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	167.6	166.3	161.7
Fair Value of Plan Assets	186.6	189.0	202.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	0.0
Components of Net Periodic Benefit Cost
Service Cost	1.5	1.6	1.9
Interest Cost	7.0	6.4	7.6
Expected Return on Plan Assets	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	(10.1)	(12.6)	(10.9)
Capitalized Portion	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	(7.7)	(9.7)	(8.4)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.1
Prior Service Cost (Credit)	(9.4)
Total Estimated 2017 Amortization	(5.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(5.3)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	16.6
2018	16.7
2019	16.8
2020	16.9
2021	17.2
Years 2022 to 2026, in Total	87.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
Years 2022 to 2026, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	164.0	168.6	164.7
Fair Value of Plan Assets	182.6	191.6	206.2
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.8	0.9	1.0
Interest Cost	7.0	6.4	7.6
Expected Return on Plan Assets	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	(8.3)	(11.0)	(9.4)
Capitalized Portion	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	(4.6)	(5.8)	(5.6)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.0
Prior Service Cost (Credit)	(6.9)
Total Estimated 2017 Amortization	(2.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(2.9)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	17.0
2018	17.0
2019	17.0
2020	16.9
2021	16.9
Years 2022 to 2026, in Total	83.8
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
Years 2022 to 2026, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	77.6	77.7	76.7
Fair Value of Plan Assets	86.4	88.3	96.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.6	0.7	0.8
Interest Cost	3.3	3.0	3.6
Expected Return on Plan Assets	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	(4.7)	(5.9)	(5.1)
Capitalized Portion	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3.0)	(3.9)	(3.4)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.9
Prior Service Cost (Credit)	(4.3)
Total Estimated 2017 Amortization	(2.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(2.4)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	7.6
2018	7.6
2019	7.7
2020	7.9
2021	7.9
Years 2022 to 2026, in Total	41.1
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
Years 2022 to 2026, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	86.9	86.1	85.0
Fair Value of Plan Assets	96.8	97.8	106.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2017	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.8	0.8	1.0
Interest Cost	3.6	3.4	4.0
Expected Return on Plan Assets	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	(5.5)	(6.8)	(6.0)
Capitalized Portion	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3.9)	$ (4.7)	$ (4.2)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	2.2
Prior Service Cost (Credit)	(5.2)
Total Estimated 2017 Amortization	(3.0)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(3.0)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2017	8.0
2018	8.1
2019	8.2
2020	8.4
2021	8.7
Years 2022 to 2026, in Total	46.6
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
Years 2022 to 2026, in Total	0.0
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	74.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	74.1
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	10.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	10.9
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	9.6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	9.6
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	8.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	8.2
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	4.4
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	4.4
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	4.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	4.9
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(25.1)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(25.1)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(2.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(2.2)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(4.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(4.8)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(2.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(2.9)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(2.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(2.4)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(1.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(1.9)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	3.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	3.9
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.2
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(3.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(3.3)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(0.7)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(0.7)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(0.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(0.2)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(0.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(0.4)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	7.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	7.2
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.4
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.4
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(6.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(6.2)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(1.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(1.3)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(0.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	(0.3)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2017 Amortization	(0.7)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2017	$ (0.7)